Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Summary of Identifiable Assets Acquired And Liabilities
a.	The identifiable net assets acquired and liabilities recognised on acquisition were:

In thousands of euro	Note
Property, plant and equipment	7	914
Intangible assets	8	4
Trade and other receivables		89
Cash and cash equivalent		59
Lease liabilities		(153)
Deferred tax		(56)
Trade and other payables		(880)

Total		(23)

Summary Of Goodwill Recognised As Of Acquisition Date
c.	Goodwill:

In thousands of euro	Note
Consideration transferred		3
Fair value of identifiable net assets		23

Goodwill		26